INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	$ 15,845
Cost at end of year	14,187	$ 15,845
Cost
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	18,622	13,718
Acquisitions through business combinations, intangible assets and goodwill	288	4,020
Additions, net of disposals	105	284
Assets held by subsidiaries disposed during the period	(19)	0
Non-cash additions	(1,112)	(7)
Foreign currency translation	(770)	607
Cost at end of year	$ 17,114	$ 18,622